Earnings Per Share (Tables)	3 Months Ended
Mar. 31, 2023
Earnings Per Share [Abstract]
Earnings Per Share Computation

The following table presents the calculation of Dominion Energy’s basic and diluted EPS:

Three Months Ended March 31,	2023	2022
(millions, except EPS)
Net income attributable to Dominion Energy from continuing operations	$716	$300
Preferred stock dividends (see Note 16)	(20)	(27)
Net income attributable to Dominion Energy from continuing operations – Basic	696	273
Dilutive effect of 2019 Equity Units(1)	—	—
Net income attributable to Dominion Energy from continuing operations - Diluted	$696	$273
Net income (loss) attributable to Dominion Energy from discontinued operations - Basic & Diluted	$281	$411
Average shares of common stock outstanding – Basic	835.2	810.6
Net effect of dilutive securities(2)	0.3	1.6
Average shares of common stock outstanding – Diluted	835.5	812.2
EPS from continuing operations – Basic	$0.83	$0.34
EPS from discontinued operations – Basic	0.34	0.50
EPS attributable to Dominion Energy – Basic	$1.17	$0.84
EPS from continuing operations – Diluted	$0.83	$0.34
EPS from discontinued operations – Diluted	0.34	0.50
EPS attributable to Dominion Energy – Diluted	$1.17	$0.84